Notes Payable (Details) - USD ($)				9 Months Ended	12 Months Ended
	Apr. 22, 2024	Mar. 04, 2024	Sep. 12, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 02, 2024	Jun. 30, 2024	Dec. 12, 2023
Notes Payable [Line Items]
Issued promissory note					$ 1,308,270	$ 1,347,518
Aggregate purchase price	$ 2,000,000	$ 2,000,000
Aggregate of units (in Shares)	900,000	750,000
Transaction costs	$ 1,950,000	$ 1,950,000
Cash proceeds		181,339
Share issued (in Shares)				19,863,515	15,130,393	1,044,861,360
ANEW PIPE Financing Funds [Member]
Notes Payable [Line Items]
Cash proceeds				$ 50,000
Related Party [Member]
Notes Payable [Line Items]
Unpaid principal balance					$ 26,460
Series of Individually Immaterial Business Acquisitions [Member]
Notes Payable [Line Items]
Transaction costs	$ 1,000,000	$ 1,768,661
Promissory Note [Member]
Notes Payable [Line Items]
Issued promissory note			$ 1,308,270
Promissory note bore interest			6.00%	10.00%
Maturity date			Jun. 30, 2023
Interest fee					78,496
Unpaid principal balance				$ 0	1,308,270
Cash proceeds								$ 1,000,000
Convertible promissory notes				4,010,022
Convertible promissory notes total				3,950,000
Accrued interest				$ 60,022
Share issuance (in Shares)				4,050,617
Share issued (in Shares)				3,750,617			300,000
Interest payment			$ 6,541		78,496
Promissory Note [Member] | Related Party [Member]
Notes Payable [Line Items]
Issued promissory note									$ 24,000
Interest fee									$ 2,460
Previously Reported [Member]
Notes Payable [Line Items]
Issued promissory note					$ 1,332,270
Share issued (in Shares)					1,044,861,360
Previously Reported [Member] | Promissory Note [Member]
Notes Payable [Line Items]
Unpaid principal balance						$ 1,347,518